Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,968	$ 2,428	$ 2,129
Short-term investments			6,441
Accounts receivable, net	679	518	228
Inventory	609	554	415
Prepaid expenses and other current assets	831	389	134
Total current assets	4,087	3,889	9,347
Fixed assets, net	904	961	793
Deposits	51	51	51
Operating lease right-of-use asset	525	646	873
Deferred offering costs	439	798	25
TOTAL ASSETS	6,006	6,345	11,089
Liabilities and Stockholders’ EQUITY
Accounts payable	1,111	433	550
Accrued expenses	932	808	717
Current portion of accrued commissions	1,089	470	1,035
Current portion of operating lease liability	271	256	228
Convertible notes payable and accrued interest, net of debt discount		1,173
Total current liabilities	3,403	3,140	2,530
Accrued commissions, net of current portion	1,481	1,999	1,624
Operating lease liability, net of current portion	290	428	683
Total liabilities	5,174	5,567	4,837
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value; 130,000,000 shares authorized at June 30, 2024 and December 31, 2023; 3,780,827 and 2,600,311 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	4	3	1
Additional paid-in capital	60,003	55,894	45,843
Accumulated deficit	(62,475)	(55,073)	(39,492)
Accumulated other comprehensive loss		(46)	(100)
Total stockholders’ equity	832	778	6,252
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,006	6,345	$ 11,089
Series A Convertible Preferred Stock
Stockholders’ equity:
Series A convertible preferred stock, $0.001 par value; 4,500,000 shares authorized at June 30, 2024 and December 31, 2023; 256,968 and 0 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	$ 3,300